Fair Value - Level 3 rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	$ 767,255		$ 769,384
Realized and unrealized investment gains (losses) included in net income	(1,662)		3,230
Purchases and issuances	502,615		538,137
Settlements and Sales	(553,376)	[1]	(543,496)	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	714,832		767,255
Change in unrealized investment gains (losses) relating to assets held at the end of year	(9,434)		9,630
Fixed maturities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	508,546		599,646
Realized and unrealized investment gains (losses) included in net income	(14,219)		5,452
Purchases and issuances	191,048		187,689
Settlements and Sales	(462,197)	[1]	(284,241)	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	223,178		508,546
Change in unrealized investment gains (losses) relating to assets held at the end of year	(18,868)		6,282
Sales	276,000
Fixed maturities | U.S. states, territories and municipalities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	138,847		149,728
Realized and unrealized investment gains (losses) included in net income	(14,240)		16,660
Purchases and issuances	0		16,440
Settlements and Sales	(780)	[1]	(43,981)	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	123,827		138,847
Change in unrealized investment gains (losses) relating to assets held at the end of year	(14,240)		16,650
Fixed maturities | Asset-backed securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	369,699		449,918
Realized and unrealized investment gains (losses) included in net income	21		(11,208)
Purchases and issuances	191,048		171,249
Settlements and Sales	(461,417)	[1]	(240,260)	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	99,351		369,699
Change in unrealized investment gains (losses) relating to assets held at the end of year	(4,628)		(10,368)
Equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	37,556		40,134
Realized and unrealized investment gains (losses) included in net income	4,548		2,008
Purchases and issuances	450		249,340
Settlements and Sales	(11,667)	[1]	(253,926)	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	30,887		37,556
Change in unrealized investment gains (losses) relating to assets held at the end of year	4,423		528
Sales	12,000
Equities | Finance
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	22,760		20,353
Realized and unrealized investment gains (losses) included in net income	3,438		2,540
Purchases and issuances	0		0
Settlements and Sales	(5,264)	[1]	(133)	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	20,934		22,760
Change in unrealized investment gains (losses) relating to assets held at the end of year	3,211		2,540
Equities | Technology
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	8,207		8,555
Realized and unrealized investment gains (losses) included in net income	1,143		(348)
Purchases and issuances	450		0
Settlements and Sales	0	[1]	0	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	9,800		8,207
Change in unrealized investment gains (losses) relating to assets held at the end of year	1,143		(348)
Equities | Communications
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	1,985		2,640
Realized and unrealized investment gains (losses) included in net income	209		(655)
Purchases and issuances	0		0
Settlements and Sales	(2,194)	[1]	0	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	0		1,985
Change in unrealized investment gains (losses) relating to assets held at the end of year	55		(655)
Equities | Mutual funds and exchange traded funds
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	4,604		8,586
Realized and unrealized investment gains (losses) included in net income	(242)		471
Purchases and issuances	0		249,340
Settlements and Sales	(4,209)	[1]	(253,793)	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	153		4,604
Change in unrealized investment gains (losses) relating to assets held at the end of year	14		(1,009)
Sales			4,000
Other invested assets
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	211,007		116,074
Realized and unrealized investment gains (losses) included in net income	6,311		(1,046)
Purchases and issuances	310,106		101,108
Settlements and Sales	(71,197)	[1]	(5,129)	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	456,227		211,007
Change in unrealized investment gains (losses) relating to assets held at the end of year	3,333		6,072
Sales	43,000
Other invested assets | Derivatives, net
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	5,351		(1,858)
Realized and unrealized investment gains (losses) included in net income	(3,314)		804
Purchases and issuances	2,256		(2,051)	[3]
Settlements and Sales	4,512	[1]	8,456	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	8,805		5,351
Change in unrealized investment gains (losses) relating to assets held at the end of year	(1,772)		7,648
Issuances			2,000
Other invested assets | Notes and loan receivables and notes securitization
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	125,922		44,817
Realized and unrealized investment gains (losses) included in net income	2,599		(2,223)
Purchases and issuances	71,828		88,675
Settlements and Sales	(58,656)	[1]	(5,347)	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	141,693		125,922
Change in unrealized investment gains (losses) relating to assets held at the end of year	2,278		(2,223)
Other invested assets | Annuities and residuals
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	8,436		13,243
Realized and unrealized investment gains (losses) included in net income	262		(866)
Purchases and issuances	0		0
Settlements and Sales	(8,698)	[1]	(3,941)	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	0		8,436
Change in unrealized investment gains (losses) relating to assets held at the end of year	0		(472)
Other invested assets | Private equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	71,298		59,872
Realized and unrealized investment gains (losses) included in net income	6,764		1,239
Purchases and issuances	236,022		14,484
Settlements and Sales	(8,355)	[1]	(4,297)	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	305,729		71,298
Change in unrealized investment gains (losses) relating to assets held at the end of year	2,827		1,119
Funds Held - Directly Managed
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	10,146		13,530
Realized and unrealized investment gains (losses) included in net income	1,698		(3,184)
Purchases and issuances	1,011		0
Settlements and Sales	(8,315)	[1]	(200)	[2]
Net transfers into/ (out of) Level 3	0		0
Balance, end of year	4,540		10,146
Change in unrealized investment gains (losses) relating to assets held at the end of year	1,678		$ (3,252)
Sales	$ 8,000

[1]	Settlements and sales of fixed maturities, equities, other invested assets and funds held - directly managed include sales of $276 million, $12 million, $43 million and $8 million, respectively.
[2]	of mutual funds and exchange traded funds include sales of $4 million.
[3]	Purchases and issuances of derivatives include issuances of $2 million.